Share-based Compensation - Schedule of Award Activity Under the 2022 RSU Plan (Details) - Restricted Stock Units (RSUs) - 2022 RSU Plan shares in Millions	3 Months Ended
Jun. 30, 2026 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	1
Vested (in shares) | shares	(1)
Outstanding, ending of period (in shares) | shares	0
Weighted Average Grant Date Fair Value Per Award
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 59.59
Vested (in dollars per share) | $ / shares	65.83
Outstanding, ending of period (in dollars per share) | $ / shares	$ 50.20